Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, Gains (Losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)			¥ 4
Cash flow hedges, Gains (losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)	(1)	6	12
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, Gains (Losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)			4
Cash flow hedges, Gains (losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)	(1)	6	12
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Classification of Gains (Losses) reclassified from Accumulated other changes in equity	Interest income	Interest income	Interest income